MEZZANINE EQUITY (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 13, 2024	Apr. 11, 2024	Mar. 29, 2024	Jun. 30, 2025	Mar. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares issued for conversion of preferred series C shares	$ 30,638,517				$ 30,638,517
Common Stock [Member]
Shares issued			50,000			1,400,000		1,400,000
Conversion shares issued	26,079,868
Shares issued for conversion of preferred series C shares					$ 2,608
Series C Preferred Stock [Member]
Temporary equity, shares issued		7,500,000					4,300,000	7,500,000	7,500,000
Shares issued		7,500,000
Temporary equity, shares outstanding							4,300,000	7,500,000	7,500,000
Conversion of preferred shares	3,200,000				3,200,000
Series B Preferred Stock [Member]
Shares issued		10
Common Class A [Member]
Shares issued		2,334,092		1,400,000			2,200,000	2,200,000